Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Disclosure of maturity analysis for financial liabilities
The Group’s financial liabilities, based on the contractual undiscounted cash flows are as follows:

	Within the first year	In the second year	In the third to fifth year	Over the fifth year	Total
	(US$ in millions)
At December 31, 2018
Senior Notes principal	$—	$—	$1,800	$3,700	$5,500
Senior Notes interests	277	277	833	698	2,085
Finance lease liabilities on leasehold interests in land	8	5	16	312	341
Other finance lease liabilities	2	2	1	—	5
Trade and other payables	1,546	22	55	12	1,635

At December 31, 2019
Senior Notes principal	$—	$—	$1,800	$3,700	$5,500
Senior Notes interests	278	278	750	503	1,809
Lease liabilities	20	13	18	307	358
Trade and other payables	1,359	36	43	21	1,459

Disclosure of capital risk management	Total capital is calculated as equity, as shown in the consolidated balance sheet, plus net debt.

	December 31,
	2018	2019
	(US$ in millions)
Interest bearing borrowings, net of deferred financing costs	$5,427	$5,461
Less: cash and cash equivalents	(2,676)	(2,471)
restricted cash and cash equivalents	(13)	(15)
Net debt	2,738	2,975
Total equity	4,409	4,446
Total capital	$7,147	$7,421

Gearing ratio	38.3%	40.1%